Assets Pledged and Received as Collateral	12 Months Ended
Mar. 31, 2020
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Assets Pledged and Received as Collateral
38	ASSETS PLEDGED AND RECEIVED AS COLLATERAL
Assets Pledged
The carrying amounts of assets pledged as collateral at March 31, 2020 and 2019 were as follows:

	At March 31,
	2020	2019
	(In millions)
Cash and deposits with banks	¥90,656	¥48,937
Trading assets	2,020,520	2,111,979
Financial assets at fair value through profit or loss	303,608	1,208,409
Debt instruments at amortized cost	258,079	280,246
Debt instruments at fair value through other comprehensive income	13,405,374	9,140,006
Equity instruments at fair value through other comprehensive income	3,138	184,417
Loans and advances	10,793,479	10,118,591
Other assets	2,359,282	1,738,945

Total	¥29,234,136	¥24,831,530

The Group pledges assets as collateral to secure payables under repurchase agreements, securities lending transactions and securitizations, borrowings or for cash settlements, margins on derivative transactions and certain other purposes. These transactions are conducted under terms that are usual and customary to standard contracts.
Loaned securities for which the borrowers have the right to sell or repledge were ¥8,072,646 million and ¥7,649,435 million at March 31, 2020 and 2019, respectively.
For the reserve funds with the Bank of Japan and other reserve deposits for foreign offices maintained by the Group, refer to Note 5 “Cash and Deposits with Banks.”
Assets Received as Collateral
Under certain transactions, including reverse repurchase agreements, securities borrowing, and discounting of bills, the Group is permitted to resell or repledge the collateral held in the absence of default by the owner of the collateral. These transactions are conducted under terms that are usual and customary for standard contracts. The fair values of securities and bills accepted as collateral were ¥16,962,246 million and ¥13,461,458 million at March 31, 2020 and 2019, respectively. As to the securities received in the reverse repurchase agreements and securities borrowing transactions, the Group has the obligation to return equivalent securities upon completion of the transactions. The fair value of securities sold or repledged to others was ¥12,935,265 million and ¥9,166,534 million at March 31, 2020 and 2019, respectively.